Note 13 Financial assets at fair value through other comprehensive income debt securities by rating (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income	[1]	€ 57,526	€ 60,963	€ 64,150	[2],[3]
Percentage of debt securities by rating		100.00%	100.00%	100.00%
BBVA AAA Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 1,370	€ 1,000	€ 3,339
Percentage of debt securities by rating		2.40%	1.60%	5.20%
BBVA AA Plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 4,170	€ 3,685	€ 490
Percentage of debt securities by rating		7.20%	6.00%	0.80%
BBVA AA Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 261	€ 384	€ 420
Percentage of debt securities by rating		0.50%	0.60%	0.70%
BBVA AA Minus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 1,061	€ 642	€ 501
Percentage of debt securities by rating		1.80%	1.10%	0.80%
BBVA A plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 905	€ 1,798	€ 3,866
Percentage of debt securities by rating		1.60%	3.00%	6.00%
BBVA A Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 2,007	€ 1,747	€ 1,725
Percentage of debt securities by rating		3.50%	2.90%	2.70%
BBVA A Minus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 12,018	€ 16,009	€ 20,350
Percentage of debt securities by rating		20.90%	26.30%	31.70%
BBVA BBB Plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 19,897	€ 22,854	€ 17,252
Percentage of debt securities by rating		34.60%	37.50%	26.90%
BBVA BBB Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 9,212	€ 8,327	€ 7,470
Percentage of debt securities by rating		16.00%	13.70%	11.60%
BBVA BBB minus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 922	€ 858	€ 1,111
Percentage of debt securities by rating		1.60%	1.40%	1.70%
BBVA BB Plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 5,227	€ 3,480	€ 7,366
Percentage of debt securities by rating		9.10%	5.70%	11.50%
Unclassified [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 474	€ 178	€ 258
Percentage of debt securities by rating		0.80%	0.30%	0.40%

[1]	(1) During financial years 2024 and 2023, there have been no significant reclassifications from the heading “Financial assets at fair value through other comprehensive income” to other headings or from other headings to “Financial assets at fair value through other comprehensive income”. In 2022, it includes redesignations from the heading "Financial assets at amortized cost" due to the application of IFRS 17 in 2022 (see Note 1.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3)
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).